Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,245,411.20
Previously Paid Amount	0.00
Total Fee Amount	978.35
Total Offset Amount	0.00
Net Fee	$ 978.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A